Deferred revenue - Composition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2017 CNY (¥)
Deferred revenue
Current portion	$ 56,879				¥ 402,751		¥ 461,986
Non-current portion	323,376				2,289,762		2,108,442
Total current and non-current deferred revenue	380,255				2,692,513		2,570,428
Revenue expected to be recognized in 2021	52,095	¥ 368,872
Revenue expected to be recognized in 2022	26,987	191,090
Revenue expected to be recognized in 2023	26,994	191,138
Revenue expected to be recognized in 2024 and thereafter	274,179	1,941,413
Payments made by customers prior to completion of cord blood processing services
Deferred revenue
Total current and non-current deferred revenue	14,052				99,506		185,752
Credited to income from prior year's balance	14,088	99,759
Prior year's deferred revenue balance reclassified as unearned storage fees	12,145	85,993
Unearned storage fees
Deferred revenue
Total current and non-current deferred revenue	366,203			¥ 2,112,195	¥ 2,593,007	$ 336,781	¥ 2,384,676	¥ 1,763,389
Credited to income from prior year's balance	$ 39,012	¥ 276,234	¥ 238,181	¥ 193,810